Shareholder Report, Line Graph (Details) 194871_Leverage Shares 2x Long PLTR Daily ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 24, 2025	Oct. 31, 2025
Leverage Shares 2X Long PLTR Daily ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Leverage Shares 2x Long PLTR Daily ETF NAV
Accumulated Value	$ 10,000	$ 28,023
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 12,552